Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-41378
Entity Registrant Name	Cartesian Growth Corporation II
Entity Central Index Key	0001889112
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	505 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	461-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false